Going concern - Financial performance during the year (Details) R in Millions, $ in Billions	4 Months Ended	12 Months Ended													24 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) R / $ $ / bbl	Jun. 30, 2020 ZAR (R) R / bbl	Jun. 30, 2020 ZAR (R) $ / bbl	Jun. 30, 2020 USD ($)	Jun. 30, 2020 ZAR (R) R / $	Jun. 30, 2020 ZAR (R) R / €	Jun. 30, 2020 ZAR (R)	Jun. 30, 2020 ZAR (R)	Jun. 30, 2019 R / bbl	Jun. 30, 2019 R / $	Jun. 30, 2019 R / €	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 ZAR (R)	Jun. 30, 2021 USD ($)
Going concern
Gearing ratio			114.50%	114.50%		114.50%	114.50%	114.50%	114.50%	56.30%	56.30%	56.30%	56.30%	42.20%
Net debt to EBITDA			4.3	4.3		4.3	4.3	4.3	4.3
Profit (loss)									R (91,272)				R 6,074	R 10,146
Brent crude oil price | R / bbl			803.64							974.55
Average foreign exchange rate						15.69	17.34				14.20	16.19
Increase (decrease) in Brent crude oil price								(18.00%)
Impairment									111,592
Cash conservation through self-help management actions in operational and capital expenditure | $															$ 2.0
Targeted proceeds from asset disposals | $					$ 2.0
Potential proceeds from rights issue | $	$ 2.0
Cash and cash equivalents (excluding restricted cash)			R 32,287	R 32,287		R 32,287	R 32,287	R 32,287	32,287
Available facilities			R 10,507	R 10,507		R 10,507	R 10,507	R 10,507	10,507
Forecast
Going concern
Brent crude oil price | $ / bbl		42
Average foreign exchange rate | R / $		15.47
Cash conservation through self-help management actions in operational and capital expenditure | $		$ 1.0			1.0
ORYX GTL
Going concern
Profit (loss)									603				R 2,941
Utilization rate (as a percent)								57.00%
Secunda Synfuels Operations
Going concern
Increase (decrease) in production volumes (as a percent)								(3.00%)
Natref
Going concern
Increase (decrease) in production volumes (as a percent)								(22.00%)
Other assets
Going concern
Impairment									38,800
US Chemicals assets held for sale | North America
Going concern
Impairment					$ 4.2				R 72,600
Average
Going concern
Brent crude oil price | $ / bbl				51.22
Minimum
Going concern
Brent crude oil price | $ / bbl				13.24
Minimum | ORYX GTL
Going concern
Historical utilization rate (as a percent)								80.00%
Maximum
Going concern
Gearing ratio			114.50%	114.50%		114.50%	114.50%	114.50%	114.50%
Brent crude oil price | $ / bbl				69.96
Maximum | ORYX GTL
Going concern
Historical utilization rate (as a percent)								110.00%